CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands		Series A Redeemable Convertible Preferred Shares		Series A -1 Redeemable Convertible Preferred Shares		Series A -2 Redeemable Convertible Preferred Shares		Series A -3 Redeemable Convertible Preferred Shares		Series A -4 Redeemable Convertible Preferred Shares		Contingently redeemable non- controlling interests Amount [1]	Ordinary shares		Additional paid-in Capital	Accumulated deficit	Total shareholders' equity (capital deficiency)	Total
Balance at Dec. 31, 2023		$ 7,307	[1]	$ 2,392	[1]	$ 2,264	[1]	$ 2,683	[1]	$ 411	[1]	$ 3,420		[1],[2]	$ 11,335	$ (26,811)	$ (15,476)	$ 3,001
Balance (in Shares) at Dec. 31, 2023	[1]	287		68		34		47		16			643
Exercise of pre-funded options	[2]													[1]
Exercise of pre-funded options (in Shares)	[1],[3]												92
Share-based compensation														[1],[2]	5,862		5,862	5,862
Share-based compensation (in Shares)	[1]												525
Issuance of convertible preferred shares upon net exercise of warrants				$ 0	[1]					$ 334	[1]		$ 0	[1]	0		0	334
Issuance of convertible preferred shares upon net exercise of warrants (in Shares)	[1]			1						6			0
Net loss for the year												(76)				(16,443)	(16,443)	(16,519)
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger		$ (7,307)	[1]	$ (2,392)	[1]	$ (2,264)	[1]	$ (2,683)	[1]	$ (745)	[1]	(3,344)	$ 1	[1]	18,734		18,735	0
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger (in shares)	[1]	(287)		(69)		(34)		(47)		(22)			3,188
Issuance of ordinary shares upon Transactions	[2]													[1]
Issuance of ordinary shares upon Transactions (in Shares)	[1]												2,783
Issuance of ordinary shares for ELOC holders													$ 1	[1]	3,332		3,333	3,333
Issuance of ordinary shares for ELOC holders (in Shares)	[1]												5,092
Balance at Dec. 31, 2024		$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	0	$ 2	[1]	39,263	(43,254)	(3,989)	(3,989)
Balance (in Shares) at Dec. 31, 2024	[1]	0		0		0		0		0			12,323	[4]
Issuance of ordinary shares and warrants upon January Offering, net of issuance costs and exercise of pre-funded warrants to ordinary shares (see Note 4(a))													$ 3		4,252			4,255
Issuance of ordinary shares and warrants upon January Offering, net of issuance costs and exercise of pre-funded warrants to ordinary shares (see Note 4(a)) (in Shares)													24,695
Issuance of ordinary shares and warrants upon January Inducement Offer, net of issuance costs (see Note 4(b))													$ 2		2,812			2,814
Issuance of ordinary shares and warrants upon January Inducement Offer, net of issuance costs (see Note 4(b)) (in Shares)													14,810
Exercise of warrants upon January Offering (see Note 4(a))													$ 1		863			864
Exercise of warrants upon January Offering (see Note 4(a)) (in Shares)													4,270
Share-based compensation															21			21
Conversion of Underwriters Promissory Note														[2]	356			356
Conversion of Underwriters Promissory Note (in shares)													1,852
Net loss for the year																(1,735)		(1,735)
Balance at Mar. 31, 2025													$ 8		47,567	(44,989)		2,586
Balance (in Shares) at Mar. 31, 2025	[4]												57,950
Balance at Dec. 31, 2024		$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	0	$ 2	[1]	39,263	(43,254)	(3,989)	(3,989)
Balance (in Shares) at Dec. 31, 2024	[1]	0		0		0		0		0			12,323	[4]
Exercise of pre-funded options	[2]													[1]
Exercise of pre-funded options (in Shares)	[1]												1
Issuance of ordinary shares and warrants upon January 2025 and September 2025 public offerings, net of issuance costs and exercise of pre-funded warrants to ordinary shares													$ 23	[1]	9,427		9,450	9,450
Issuance of ordinary shares and warrants upon January 2025 and September 2025 public offerings, net of issuance costs and exercise of pre-funded warrants to ordinary shares (in shares)	[1]												174,695
Exercise of warrants, January 2025 and September 2025													$ 7	[1]	2,637		2,644	2,644
Exercise of warrants, January 2025 and September 2025 (in shares)	[1]												48,770
Issuance of ordinary shares and warrants upon warrants inducement transactions, January 2025 and August 2025, net of issuance costs													$ 4	[1]	4,292		4,296	4,296
Issuance of ordinary shares and warrants upon warrants inducement transactions, January 2025 and August 2025, net of issuance costs (in shares)	[1]												30,021
Share-based compensation														[1],[2]	134		134	134
Share-based compensation (in Shares)	[1]												3
Conversion of Underwriters Promissory Note														[1],[2]	356		356	356
Conversion of Underwriters Promissory Note (in shares)	[1]												1,852
Conversion of Sponsor Promissory Note													$ 6	[1]	1,618		1,624	1,624
Conversion of Sponsor Promissory Note (in shares)	[1]												45,000
Net loss for the year																(11,912)	(11,912)	(11,912)
Balance at Dec. 31, 2025		$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	$ 42	[1]	57,727	(55,166)	$ 2,603	2,603
Balance (in Shares) at Dec. 31, 2025	[1]	0		0		0		0		0			312,665
Share-based compensation													$ 3		342			345
Share-based compensation (in Shares)													20,413
Net loss for the year																(2,733)		(2,733)
Issuance of Ordinary Shares under the At the Market Sales Agreement, net of issuance costs (see Note 6)													$ 1		75			76
Issuance of Ordinary Shares under the At the Market Sales Agreement, net of issuance costs (see Note 6) (Shares)													6,408
Balance at Mar. 31, 2026													$ 46		$ 58,144	$ (57,899)		$ 291
Balance (in Shares) at Mar. 31, 2026													339,486

[1]	All share amounts have been adjusted (in the case of prior periods, retroactively) to reflect the 1-for-9, 1-for-15 and 1-for-10 reverse share splits effected in November 2024, July 2025 and May 2026, respectively, as discussed in Note 1(e)
[2]	Represents an amount less than $1
[3]	Represents exercises of fully vested pre-funded options for the Company’s ordinary shares at an exercise price of $3.39 or 3.39 NIS per share
[4]	Net of 3 treasury shares held by the Company as of December 31, 2024